advance billings and customer deposits (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
advance billings and customer deposits
Advance billings	$ 718	$ 662
Deferred customer activation and connection fees	3	5
Customer deposits	15	12
Contract liabilities	736	679
Other	235	212
Total	$ 971	$ 891